Government Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Government Loans
Schedule of loans

	September 30, 2021	December 31, 2020

Principal outstanding	$635,855	$679,866
Deferred loan costs, net of amortization	(3,724)	(4,408)
Subtotal	632,131	675,458
Less current portion	(77,278)	(53,858)

Total long term portion	$554,853	$621,600

December 31, 2020
Principal outstanding	$679,866
Deferred loan costs, net of amortization	(4,408)
Subtotal	675,458
Less current portion	(53,858)

Total long term portion	$621,600

Schedule of Expected payments

Payments expected for year ended	December 31, 2020
2021	$60,087
2022	194,110
2023	194,110
2024	77,615
2025	58,860
thereafter	219,712
Subtotal	804,494
Less interest portion	(124,628)

Total debt balance	$679,866